June 10, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the “Registrant”)
1933 Act File No. 333-221045, Post-Effective Amendment No. 53 and
1940 Act File No. 811-23305, Amendment No. 55 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) add six new series of the Registrant, Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF, Avantis Short-Term Fixed Income ETF, Avantis Core Fixed Income Fund, Avantis Core Municipal Fixed Income Fund, Avantis Short-Term Fixed Income Fund, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3275.

Sincerely,

/s/ Ashley L. Bergus
Ashley L. Bergus
Assistant Secretary